Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Residual balance from prior periods			$ 130
Initial provision recognized		4,412	9,163
Cash payments	(769)		(6,743)
Amounts released			(93)
Foreign exchange movement	3		(3)
Closing provision	1,558		2,324
1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			4,412
2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			4,621
Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			8,131
Cash payments	(645)		(6,544)
Amounts released			(93)
Foreign exchange movement	3		(3)
Closing provision	849		1,491
Workforce Reduction | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			3,903
Workforce Reduction | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			4,228
Office Consolidations
Restructuring Cost and Reserve [Line Items]
Residual balance from prior periods			130
Initial provision recognized			1,032
Cash payments	(124)		(199)
Closing provision	709		833
Office Consolidations | 1st Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			509
Office Consolidations | 2nd Quarter 2013 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognized			$ 393